LONG-TERM DEBT - Principal repayments of long-term debt (Details) $ in Millions	Dec. 31, 2019 CAD ($)
2020
Principal repayments of long-term debt
Principal amount	$ 44.9
2022
Principal repayments of long-term debt
Principal amount	1,048.2
2023
Principal repayments of long-term debt
Principal amount	1,701.0
2024
Principal repayments of long-term debt
Principal amount	779.4
2025 and thereafter
Principal repayments of long-term debt
Principal amount	$ 2,354.4